Credit Quality of Financial Assets and the Allowance for Credit Losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Loans for which real estate is received as collateral | Instalment loans
Financing Receivable, Modifications [Line Items]
Mortgage loans in process of foreclosure	¥ 160	¥ 119